STOCKHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stockholders' Equity

10.	Stockholders’ Equity
Authorized and Outstanding Capital Stock
The total number of shares of the Company’s authorized capital stock is 1,100,000,000. The total amount of authorized capital stock consists of 1,000,000,000 shares of Common Stock and 100,000,000 shares of preferred stock. As of December 31, 2022, no shares of preferred stock are issued or outstanding.
Common Stock
Holders of Common Stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders, including the election of directors, and do not have cumulative voting rights. Subject to preferences that may be applicable to any then outstanding preferred stock, holders of our Common Stock are entitled to receive ratably those dividends, if any, as may be declared by the Board out of legally available funds. In the event of our liquidation, dissolution or winding up, the holders of Common Stock will be entitled to share ratably in the assets legally available for distribution to stockholders after the payment of or provision for all of our debts and other liabilities, subject to the prior rights of any preferred stock then outstanding. Holders of our Common Stock have no preemptive or conversion rights or other subscription rights and there are no redemption or sinking fund provisions applicable to the Common Stock. All outstanding shares of Common Stock are duly authorized, validly issued, fully paid and nonassessable. The rights, preferences and privileges of holders of our Common Stock are subject to and may be adversely affected by the rights of the holders of shares of any series of preferred stock that we may designate and issue in the future.
Preferred stock
Under the terms of our certificate of incorporation, our Board has the authority, without further action by our stockholders, to issue up to 100,000,000 shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the dividend, voting and other rights, preferences and privileges of the shares of each wholly unissued series and any qualifications, limitations or restrictions thereon, and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding.
Our Board may authorize the issuance of preferred stock with voting or conversion rights that could adversely affect the voting power or other rights of the holders of our Common Stock. The issuance of preferred stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could, among other things, have the effect of delaying, deterring or preventing a change in our control and may adversely affect the market price of the Common Stock and the voting and other rights of the holders of our Common Stock. We have no current plans to issue any shares of preferred stock.
Earnout Shares
OmniAb Earnout Shares and Sponsor Earnout Shares are issued and outstanding. Earnout Shares vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of the Company for any 20 trading days over a consecutive 30 trading-day
period during the five-year period following the Closing Date, with (i) fifty of such Earnout Shares vesting upon achievement of
a VWAP of $12.50 per share of New OmniAb common stock or upon the occurrence of a change of control transaction that will result in the holders of New OmniAb common stock receiving a price per share in excess of $12.50, and (ii) the remaining fifty percent of the Earnout Shares vesting upon achievement of a VWAP of $15.00 per share of New OmniAb common stock or upon the occurrence of a change of control transaction that will result in the holders of New OmniAb common stock receiving a price per share in excess of $15.00. The Earnout Shares are not transferable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.
The Earnout Shares will be automatically forfeited for no consideration if an applicable OmniAb Triggering Event or Sponsor Triggering Event has not occurred from the Closing Date to and including the fifth anniversary of the Closing Date.
Warrants
As part of APAC’s initial public offering, 7,666,667 Public Warrants were sold. The Public Warrants entitle the holder thereof to purchase one share of common stock at a price of $11.50 per share, subject to adjustments. The Public Warrants are only exercisable for a whole number of shares of common stock. No fractional shares are to be issued upon exercise of the warrants. The Public Warrants will expire on November 1, 2027 (which is five years after the completion of the Business Combination), at 5:00 p.m., New York City time, or earlier upon redemption or liquidation. The Public Warrants are listed on the Nasdaq Capital Market under the symbol “OABIW”.

Additionally, once the Public Warrants become exercisable, the Company can redeem the outstanding Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the closing price of the ordinary shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending three trading days before the Company sends the notice of redemption to the warrant holders provided there was an effective registration statement covering the shares of common stock issuable upon exercise of the warrants.

If the Company calls the Public Warrants for redemption as previously described, the Company has the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis.
Simultaneously with APAC’s initial public offering, APAC consummated a private placement of 8,233,333 Private Placement Warrants with APAC’s sponsor. Each Private Placement Warrant is exercisable for one share of common stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants except that the Private Placement Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination. The Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.
Additionally, on the Closing Date, the Company issued 1,666,667 Forward Purchase Warrants and 1,445,489 Backstop Warrants pursuant to the A&R FPA. The Forward Purchase Warrants and Backstop Warrants have the same terms as the Private Placement Warrants.
The Company concluded the Public, Private Placement, Forward Purchase and Backstop Warrants meet the criteria to be classified as equity. Upon consummation of the Business Combination, the Public, Private Placement, Forward Purchase and Backstop Warrants were recorded in additional paid-in
capital.
Equity Compensation Plans
2022 Incentive Award Plan
The Company’s board and stockholders adopted the 2022 Incentive Award Plan, or the 2022 Plan, which became effective upon the Closing of the Business Combination. Under the 2022 Plan, the Company may grant cash and equity incentive awards to eligible employees, directors and consultants.
The initial aggregate number of shares of our common stock that was available for issuance under the 2022 Plan was equal to the sum of (i) 16,409,022 shares, and (ii) any shares which, as of the effective date of the 2022 Plan, were subject to awards under the OmniAb Prior Plans which, on or following the effective date of the 2022 Plan, become available for issuance pursuant to the 2022 Plan recycling provisions. In addition, the number of shares of our common stock available for issuance under the 2022 Plan will be annually increased on January 1 of each calendar year beginning in 2023 and ending in 2032 by an amount equal to the lesser of (i) a number equal to 5% of the fully-diluted shares on the final day of the immediately preceding calendar year or (ii) such smaller number of shares as is determined by our Board.
The 2022 Plan provides for the grant of stock options, including incentive stock options and nonqualified stock options, stock appreciation rights, restricted stock, dividend equivalents, RSUs and other stock or cash based awards.

OmniAb Prior Plans
In connection with the Business Combination, Legacy OmniAb adopted the OmniAb, Inc. 2022 Ligand Service Provider Assumed Award Plan and the OmniAb, Inc. 2022 OmniAb Service Provider Assumed Award Plan, collectively referred to as the OmniAb Prior Plans, which govern the OmniAb Equity Awards issued upon adjustment of outstanding Ligand equity awards in connection with the Distribution. All awards under the OmniAb Prior Plans that are outstanding as of the closing of the Business Combination will continue to be governed by the terms, conditions and procedures set forth in the OmniAb Prior Plans and any applicable award agreements, as those terms may be equitably adjusted in connection with the Business Combination. The Company assumed the OmniAb Prior Plans in connection with the closing of the Business Combination, and each of the awards thereunder.
At the time of the Distribution, and after giving effect to the adjustment of the OmniAb Equity Awards to reflect the Business Combination, awards representing the right to receive an aggregate of 5,997,765 and 8,302,710 shares of our common stock were outstanding under the OmniAb, Inc. 2022 Ligand Service Provider Assumed Award Plan and the OmniAb, Inc. 2022 OmniAb Service Provider Assumed Award Plan, respectively. No future awards will be granted under the OmniAb Prior Plans. Shares subject to outstanding awards under the OmniAb Prior Plans as of the effective date of the 2022 Plan may, on or following the effective date of the 2022 Plan, become available for issuance pursuant to the 2022 Plan recycling provisions.